Intangible Assets - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 31,928,000	€ 33,901,000
Impairment losses	0
Useful life of intangible assets	0
Industrial Patents and Intellectual Property Rights
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets due to the acquisition of licenses	1,298,000
Intangible assets	5,085,000	5,156,000
Intangible Fixed Assets in Process and Advances
Disclosure Of Intangible Assets [Line Items]
Increase in intangible assets	3,688,000
Intangible assets	4,073,000	1,588,000
Concessions, Licenses, Trademarks and Similar Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	€ 11,375,000	€ 12,552,000